January 4, 2008

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C.  20549

Re:	TIFF Investment Program, Inc. (“TIP”)
File Nos. 33-73408 and 811-8234

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the Securities Act of 1933, as amended, and on behalf of TIP, attached for filing by direct electronic transmission (EDGAR) is a supplement, dated
January 4, 2008 to TIP’s Prospectus dated April 30, 2007.

Please do not hesitate to contact the undersigned at (617) 937-5539 if you have any questions or comments regarding the foregoing or the materials enclosed.

Sincerely,

/s/ Josephine M. Lyons
Josephine M. Lyons, Esq.